PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,551	$ 1,252
Depreciation/depletion/impairment expense	(263)	(263)
Property, plant and equipment	15,325	13,982
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,553	2,796
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	113	51
Depreciation/depletion/impairment expense	0	(7)
Property, plant and equipment	392	382
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	809	621
Depreciation/depletion/impairment expense	(150)	(128)
Property, plant and equipment	3,930	4,078
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20	0
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	565	538
Depreciation/depletion/impairment expense	(88)	(104)
Property, plant and equipment	5,541	4,147
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,095	278
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	11	22
Depreciation/depletion/impairment expense	(12)	(16)
Property, plant and equipment	2,858	3,111
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,437	2,518
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	53	20
Depreciation/depletion/impairment expense	(13)	(8)
Property, plant and equipment	1,053	1,012
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0